Schedule of Accounts Receivable (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 83,414,977
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	115,476,500
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(60,698,679)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(29,517,614)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	22,716,298
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 85,958,886